INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2024
INCOME AND MINING TAXES
INCOME AND MINING TAXES

25.INCOME AND MINING TAXES

Income and mining taxes expense is made up of the following components:

	Year Ended December 31,
	2024	2023
Current income and mining taxes	$712,129	$365,721
Deferred income and mining taxes:
Origination and reversal of temporary differences	213,845	52,041
Total income and mining taxes expense	$925,974	$417,762

25.INCOME AND MINING TAXES (Continued)

The income and mining taxes expense is different from the amount that would have been calculated by applying the Canadian statutory income tax rate as a result of the following:

	Year Ended December 31,
	2024	2023
Combined federal and composite provincial tax rates	26%	26%
Expected income tax expense at statutory income tax rate	$733,605	$613,358
Increase (decrease) in income and mining taxes resulting from:
Mining taxes	221,461	101,433
Impact of foreign tax rates and change in future tax rates	12,656	23,460
Permanent differences	(68,458)	(300,567)
Impact of foreign exchange on deferred income tax balances	35,341	(45,412)
Other	(8,631)	25,490
Total income and mining taxes expense	$925,974	$417,762

The following table sets out the components of Agnico Eagle’s net deferred income tax assets:

	As at	As at
	December 31, 2024	December 31, 2023
Mining properties	$12,023	$28,388
Mining taxes	5,086	6,098
Reclamation provisions and other liabilities	12,089	19,310
Total net deferred income tax assets	$29,198	$53,796

The following table sets out the components of Agnico Eagle’s deferred income and mining tax liabilities:

	As at	As at
	December 31, 2024	December 31, 2023
Mining properties	$5,850,988	$4,960,289
Net operating and capital loss carry forwards	—	(77,247)
Mining taxes	(423,505)	308,157
Reclamation provisions and other liabilities	(265,234)	(217,928)
Total deferred income and mining tax liabilities	$5,162,249	$4,973,271

Changes in net deferred tax assets and liabilities for the years ended December 31, 2024 and 2023 are as follows:

	As at	As at
	December 31, 2024	December 31, 2023
Net deferred income and mining tax liabilities - beginning of year	$4,919,475	$3,970,301
Income and mining tax impact recognized in net income	213,845	52,041
Income tax impact recognized in other comprehensive income and equity	(269)	984
Deferred income tax liability acquired on Yamana Transaction (Note 5)	—	896,149
Net deferred income and mining tax liabilities - end of year	$5,133,051	$4,919,475

25.INCOME AND MINING TAXES (Continued)

The Company operates in different jurisdictions and, accordingly, it is subject to income and other taxes under the various tax regimes in the countries in which it operates. The tax rules and regulations in many countries are highly complex and subject to interpretation. The Company may be subject, in the future, to a review of its historic income and other tax filings and, in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain tax rules and regulations to the Company’s business conducted within the country involved.

The deductible temporary differences in respect of which a deferred tax asset has not been recognized in the consolidated balance sheets are as follows:

	As at	As at
	December 31, 2024	December 31, 2023
Other deductible temporary differences	$1,262,999	$1,485,481

The Company has $11.1 million (2023 — $433.5 million) of taxable temporary differences associated with its investments in subsidiaries for which deferred income tax has not been recognized, as the Company is able to control the timing of the reversal of the taxable temporary differences and it is probable that they will not reverse in the foreseeable future.

The Company is subject to taxes in Canada, Australia, Finland and Mexico, each with varying statutes of limitations. Prior taxation years generally remain subject to examination by applicable taxation authorities.

The Company is within the scope of the OECD Pillar Two model rules. As at December 31, 2024, Pillar Two legislation has come into effect in some of the jurisdictions in which the Company’s entities are incorporated.

The Company applies the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.

Under the legislation, the Company is liable to pay a top-up tax for the difference between their Global Anti-Base Erosion effective tax rate per jurisdiction and the 15% minimum rate. No material top-up tax is payable for the Company for the December 31, 2024 fiscal year and no material top-up tax is expected for the fiscal years after December 31, 2024.